1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com +1 202 261 3458 Direct

December 23, 2016

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782
Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 222 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 224 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made on behalf of the Registrant for the purposes of: (i) making certain disclosure changes related to the implementation of amendments to Rule 2a-7 under the 1940 Act by the HSBC U.S. Government Money Market Fund and the HSBC U.S. Treasury Money Market Fund; and (ii) incorporating certain disclosure and other changes in connection with or resulting from the approval of certain proposals by shareholders at a recent shareholder meeting (as set forth in the proxy statement reviewed by the Staff of the Securities and Exchange Commission, filed on February 29, 2016 (acc-no: 0001206774-16-004695)).

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll